Risk management - Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (Details) - ING Bank consumer lending portfolio, outstandings - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 802	€ 846
Increase (decrease) in financial assets	(44,000)
Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	538	602
Increase (decrease) in financial assets	(64,000)
Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	186	164
Increase (decrease) in financial assets	22,000
Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	78	79
Belgium
Disclosure of credit risk exposure [line items]
Financial assets	263	295
Increase (decrease) in financial assets	(32,000)
Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	185	223
Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	49	43
Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	29	29
Germany
Disclosure of credit risk exposure [line items]
Financial assets	125	147
Increase (decrease) in financial assets	(22,000)
Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	65	89
Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	37	40
Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	24	18
Poland
Disclosure of credit risk exposure [line items]
Financial assets	74	89
Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	61	76
Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	9	8
Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	5
Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	101	97
Increase (decrease) in financial assets	18,000
Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	62	67
Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	35	24
Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	6
Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	32	25
Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	22	21
Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	6	2
Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	3	2
Spain
Disclosure of credit risk exposure [line items]
Financial assets	36	38
Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	12	19
Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	16	13
Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	8	6
Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	112	94
Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	93	64
Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	15	19
Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	12
America
Disclosure of credit risk exposure [line items]
Financial assets	1	1
America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	0	1
America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Asia
Disclosure of credit risk exposure [line items]
Financial assets	0	1
Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Australia
Disclosure of credit risk exposure [line items]
Financial assets	59	59
Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	38	43
Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	19	15
Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	1
Africa
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Africa | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Africa | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Africa | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	€ 0	€ 0